SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Assets at fair value	$ 0	$ 0
Liabilities at fair value	0	0
Cash	2,444,009	1,023,531
Goodwill impairment	$ 0	$ 0
Exchange rates at end of period	6.4854	6.5249
Annual average exchange rates	6.3700	6.8996
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk	58.22%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk		96.44%